Loans and Allowance for Credit Losses - Loan Modifications by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 3,460	$ 3,838
Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	3,140	3,153
30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	116	148
30-89 Days Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	371	442
90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	204	537
90 Days or More Past Due | Loans purchased from GNMA mortgage pools
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	386	324
Commercial | Commercial
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	751	588
Commercial | Commercial | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	598	395
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	19	26
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	134	167
Commercial | Commercial real estate
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	854	1,220
Commercial | Commercial real estate | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	842	875
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	0	26
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	12	319
Consumer | Residential mortgages
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,303	1,479
Consumer | Residential mortgages | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	1,289	1,469
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	4	4
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	10	6
Consumer | Credit card
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	449	414
Consumer | Credit card | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	328	302
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	79	73
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	42	39
Consumer | Other retail
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	103	137
Consumer | Other retail | Current
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	83	112
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	14	19
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Modified [Line Items]
Loan balances modified during the year	$ 6	$ 6